Common Shares	12 Months Ended
Dec. 31, 2018
Common Shares [Abstract]
Common shares [text block]

Common Shares

Common Shares

Deutsche Bank’s share capital consists of common shares issued in registered form without par value. Under German law, each share represents an equal stake in the subscribed capital. Therefore, each share has a nominal value of € 2.56, derived by dividing the total amount of share capital by the number of shares.

Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2017	1,379,273,131	(203,442)	1,379,069,689
Shares issued under share-based compensation plans	0	0	0
Capital increase	687,500,000	0	687,500,000
Shares purchased for treasury	0	(490,690,358)	(490,690,358)
Shares sold or distributed from treasury	0	490,522,710	490,522,710
Common shares, December 31, 2017	2,066,773,131	(371,090)	2,066,402,041
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(372,179,750)	(372,179,750)
Shares sold or distributed from treasury	0	371,206,696	371,206,696
Common shares, December 31, 2018	2,066,773,131	(1,344,144)	2,065,428,987

There are no issued ordinary shares that have not been fully paid.

Shares purchased for treasury mainly consist of shares purchased with the intention of being resold in the short-term as well as held by the Group for a period of time. In addition, the Group has bought back shares for equity compensation purposes. All such transactions were recorded in shareholders’ equity and no revenues and expenses were recorded in connection with these activities. Treasury stock held as of year-end will mainly be used for future share-based compensation.

Authorized Capital

The Management Board is authorized to increase the share capital by issuing new shares for cash consideration. As of December 31, 2018, Deutsche Bank AG had authorized but unissued capital of € 2,560,000,000 which may be issued in whole or in part until April 30, 2022. Further details are governed by Section 4 of the Articles of Association.

Authorized capital	Consideration	Pre-emptive rights	Expiration date
€ 512,000,000	Cash

May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation Act and may be excluded insofar as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds and convertible participatory rights

April 30, 2022
€ 2,048,000,000	Cash	May be excluded insofar as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds and convertible participatory rights.	April 30, 2022

Conditional Capital

The Management Board is authorized to issue once or more than once, participatory notes that are linked with conversion rights or option rights and/or convertible bonds and/or bonds with warrants. The participatory notes, convertible bonds or bonds with warrants may also be issued by affiliated companies of Deutsche Bank AG. For this purpose share capital was increased conditionally upon exercise of these conversion and/or exchange rights or upon mandatory conversion.

Conditional capital	Purpose of conditional capital	Expiration date
€ 512,000,000

May be used if holders of conversion or option rights that are linked with participatory notes or convertible bonds or bonds with warrants make use of their conversion or option rights or holders with conversion obligations of convertible participatory notes or convertible bonds fulfill their obligation to convert.

April 30, 2022
€ 51,200,000

May be used to fulfill options that are awarded on or before the expiration date and will only be used to the extent that holders of issued options make use of their right to receive shares and shares are not delivered out of treasury shares

April 30, 2022

Dividends

The following table presents the amount of dividends proposed or declared for the years ended December 31, 2018, 2017 and 2016, respectively.

	2018 (proposed)¹	2017	2016²
Cash dividends declared (in € m.)	227,000,000	227,000,000	227,000,000
Cash dividends declared per common share (in €)	0.11	0.11	0.11

[1]Cash dividends for 2018 is based on the number of shares issued as of December 31, 2018.

[2]Dividends for 2016 and 2015 were approved by the annual general meeting in 2017 and were paid simultaneously in 2017.

No dividends have been declared since the balance sheet date.